Trade Accounts and Other Receivables, Contract Liabilities and Prepayments - Schedule of Other Receivables, Prepayments and Other Income (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Receivables, Prepayments and Other Income [Abstract]
Litigation and interest receivables	$ 1,792,252
VAT receivables	661,737	794,023
Due from related parties (Note 21)	534,993	327,437
Prepaid expenses	292,664	407,563
Advance to employees	8,349	7,481
Other receivables and prepayments	314,184	311,464
Less: Write-off other receivables and prepayments	(272,257)
Total, other receivables, prepayments and other income	$ 3,331,922	$ 1,847,968